Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (95.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.2%)
Fox Corp.	220,330	6,163
Rogers Communications, Inc.	140,222	5,562

Total		11,725

Consumer Discretionary (6.9%)
Advance Auto Parts, Inc.	54,793	8,411
Aptiv PLC	47,316	4,338
BorgWarner, Inc.	93,420	3,619
Genuine Parts Co.	75,589	7,194
Honda Motor Co., Ltd., ADR	204,956	4,857
Mohawk Industries, Inc.*	27,711	2,704
Sodexo SA	76,009	5,413

Total		36,536

Consumer Staples (8.8%)
Conagra Brands, Inc.	224,130	8,004
The J.M. Smucker Co.	70,790	8,177
Kellogg Co.	85,089	5,496
Kimberly-Clark Corp.	15,971	2,358
Koninklijke Ahold Delhaize NV	291,725	8,634
Mondelez International, Inc.	55,884	3,210
Orkla ASA	497,197	5,032
Sysco Corp.	95,850	5,964

Total		46,875

Energy (2.3%)
Baker Hughes	93,159	1,238
Cimarex Energy Co.	52,599	1,280
ConocoPhillips	168,454	5,532
Noble Energy, Inc.	466,693	3,990

Total		12,040

Financials (15.8%)
AFLAC, Inc.	139,208	5,060
Ameriprise Financial, Inc.	44,219	6,815
Arthur J. Gallagher & Co.	41,877	4,421
The Bank of New York Mellon Corp.	117,372	4,031
Brown & Brown, Inc.	24,874	1,126
Capitol Federal Financial, Inc.	374,725	3,472
The Charles Schwab Corp.	116,045	4,204
Chubb, Ltd.	106,893	12,412
Commerce Bancshares, Inc.	107,965	6,077
Northern Trust Corp.	197,090	15,367
Reinsurance Group of America, Inc.	49,927	4,753

Common Stocks (95.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
State Street Corp.	50,906	3,020
T. Rowe Price Group, Inc.	34,992	4,487
Truist Financial Corp.	131,265	4,995
Westamerica Bancorporation	72,281	3,928

Total		84,168

Health Care (14.6%)
Becton Dickinson and Co.	17,214	4,005
Cardinal Health, Inc.	131,848	6,190
Cerner Corp.	103,143	7,456
Envista Holdings Corp.*	333,531	8,232
Henry Schein, Inc. *	102,628	6,032
Hologic, Inc. *	57,792	3,841
McKesson Corp.	51,364	7,650
Quest Diagnostics, Inc.	76,881	8,802
Universal Health Services, Inc. - Class B	87,064	9,318
Zimmer Biomet Holdings, Inc.	116,635	15,879

Total		77,405

Industrials (20.8%)
BAE Systems PLC	808,684	5,002
Cummins, Inc.	18,231	3,850
Emerson Electric Co.	186,593	12,235
General Dynamics Corp.	37,674	5,215
Heartland Express, Inc.	242,950	4,519
Hubbell, Inc.	73,374	10,041
IMI, PLC	394,468	5,315
Johnson Controls International PLC	237,413	9,698
Lincoln Electric Holdings, Inc.	25,623	2,358
MSC Industrial Direct Co., Inc. - Class A	116,526	7,374
Norfolk Southern Corp.	23,068	4,936
nVent Electric PLC	472,469	8,358
Oshkosh Corp.	61,063	4,488
PACCAR, Inc.	72,297	6,166
Republic Services, Inc.	96,265	8,986
Southwest Airlines Co.	203,648	7,637
Textron, Inc.	127,298	4,594

Total		110,772

Information Technology (7.4%)
Applied Materials, Inc.	128,898	7,663
Euronet Worldwide, Inc.*	22,448	2,045
F5 Networks, Inc. *	60,466	7,423
HP, Inc.	323,273	6,139

Common Stocks (95.0%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Maxim Integrated Products, Inc.	62,672	4,237
Microchip Technology, Inc.	21,450	2,204
Open Text Corp.	58,604	2,476
TE Connectivity, Ltd.	71,553	6,994

Total		39,181

Materials (4.7%)
Graphic Packaging Holding Co.	245,315	3,457
Mondi PLC	320,019	6,735
Packaging Corp. of America	65,144	7,104
Sonoco Products Co.	152,222	7,774

Total		25,070

Real Estate (3.2%)
Healthpeak Properties, Inc.	110,818	3,009
MGM Growth Properties LLC - Class A	155,305	4,345
Piedmont Office Realty Trust, Inc. - Class A	99,195	1,346
Welltower, Inc.	50,681	2,792
Weyerhaeuser Co.	189,166	5,395

Total		16,887

Utilities (8.3%)
Ameren Corp.	38,214	3,022
Atmos Energy Corp.	52,288	4,998
Edison International	140,848	7,161
Evergy, Inc.	74,128	3,767
Eversource Energy	16,876	1,410
NorthWestern Corp.	132,506	6,445
Pinnacle West Capital Corp.	119,392	8,901
Spire, Inc.	73,319	3,901
Xcel Energy, Inc.	64,197	4,430

Total		44,035

Total Common Stocks (Cost: $499,651)		504,694

Investment Companies (2.2%)
Investment Companies (2.2%)
iShares Russell Midcap Value Index Fund	140,711	11,375

Total		11,375

Total Investment Companies (Cost: $10,484)		11,375

Mid Cap Value Portfolio

Short-Term Investments (2.4%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	12,810,841	12,811

Total		12,811

Total Short-Term Investments (Cost: $12,811)		12,811

Total Investments (99.6%) (Cost: $522,946)@		528,880

Other Assets, Less Liabilities (0.4%)		2,217

Net Assets (100.0%81)		531,097

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Date	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CAD	6,317	4,746	12/20	$—	$(8)	$(8)
Sell	Morgan Stanley Capital Services, Inc.	EUR	10,447	12,275	12/20	—p	(20)	(20)
Sell	Morgan Stanley Capital Services, Inc.	GBP	11,275	14,559	12/20	—	(199)	(199)
Sell	Morgan Stanley Capital Services, Inc.	JPY	311,915	2,962	12/20	14	—	14
Sell	Goldman Sachs International	NOK	39,523	4,239	12/20	—	(11)	(11)

						$14	$(238)	$(224)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$14	—	$14	$(238)	—	—	$(238)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $522,946 and the net unrealized appreciation of investments based on that cost was $5,711 which is comprised of $37,225 aggregate gross unrealized appreciation and $31,514 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

p	Amount is less than one thousand.

Mid Cap Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$31,123	$5,413	$—
Consumer Staples	33,209	13,666	—
Industrials	100,455	10,317	—
Materials	18,335	6,735	—
All Others	285,441	—	—
Investment Companies	11,375	—	—
Short-Term Investments	12,811	—	—
Other Financial Instruments^
Forward Currency Contracts	—	14	—

Total Assets:	$492,749	$36,145	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(238)	—

Total Liabilities:	$—	$(238)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand